Unit-Based Compensation Plans Unit-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Schedule Of ETP Awards Granted To Employees And Non-Employee Directos
The following table summarizes the activity of the Subsidiary Unit Awards:

	ETP		Sunoco LP
	Number of Units	Weighted Average Grant-Date Fair Value Per Unit	Number of Units	Weighted Average Grant-Date Fair Value Per Unit
Unvested awards as of December 31, 2015	7.2	$31.74	1.1	$41.19
Awards granted	3.8	23.82	1.0	26.95
Awards vested	(1.2)	35.48	—	36.98
Awards forfeited	(0.3)	32.26	(0.1)	39.77
Unvested awards as of December 31, 2016	9.5	27.69	2.0	34.43

Weighted average grant date fair value for Subsidiary Unit Awards during the year ended December 31:
2016		$23.82		$26.95
2015		23.47		40.63
2014		40.57		45.50